Acquisitions (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Additional revenue
Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member]
Acquisition of shares of common stock, shares	100,000,000
Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member] | Earn Out Date [Member]
Acquisition of shares of common stock, shares	1,000,000
Acquisition of shares of common stock, value	$ 100,000,000
LandStar Inc. and Subsidiaries [Member]
Additional revenue
LandStar Inc. and Subsidiaries [Member] | Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member]
Acquisition of shares of common stock, shares	100,000,000
Acquisition of shares of common stock, value	$ 1,220,000
LandStar Inc. and Subsidiaries [Member] | Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member] | Earn Out Date [Member]
Acquisition of shares of common stock, shares	100,000,000
Acquisition of shares of common stock, value	$ 1,220,000
LandStar Inc. and Subsidiaries [Member] | Data443 Risk Mitigation, Inc [Member] | Mr. Remillard [Member] | 18-month anniversary [Member]
Additional revenue	$ 1,000,000
LandStar Inc. and Subsidiaries [Member] | Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Acquisition of shares of common stock, shares		1,200,000,000
Acquisition of shares of common stock, value		$ 1,200,000
Purchase price of acquisition		1,500,000
Payments for acquisitions		50,000
Acquisition from promissory note		$ 250,000
LandStar Inc. and Subsidiaries [Member] | Modevity, LLC [Member] | October 22, 2018 [Member]
Purchase consideration payable			$ 200,000		$ 200,000
LandStar Inc. and Subsidiaries [Member] | Modevity, LLC [Member] | 10 Month Promissory Note Note [Member] | October 22, 2018 [Member]
Acquisition of shares of common stock, shares					164,533,821
Acquisition from promissory note					$ 750,000